EMPLOYEE BENEFITS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS [Abstract]
Accrued employee benefits	¥ 285,258,650	¥ 210,287,692
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Penalty accrued for employee benefits			¥ 25,807,949	¥ 12,063,712
Amount of penalty accruals reversed related to the outstanding social welfare contributions		¥ 25,807,949